Segment Reporting	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting Disclosure
Historical Segment Information (Unaudited)

The following is selected, recast segment financial data reflecting our new segment structure for the years ended December 31, 2021 and 2020 and for interim periods of 2021 and 2020.

	2021					2020
(in millions)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
Revenue by segment
Payments & Network	$22	$54	$304	$295	$675	$20	$20	$23	$22	$85
Digital Banking	123	129	128	133	513	116	120	118	118	472
Self-Service Banking	628	645	637	707	2,617	641	637	653	671	2,602
Retail	520	562	541	608	2,231	461	470	542	557	2,030
Hospitality	179	215	224	231	849	170	160	173	183	686
Corporate and Other	77	77	75	68	297	99	79	83	85	346
Eliminations	(5)	(5)	(8)	(8)	(26)	(4)	(2)	(3)	(5)	(14)
Consolidated Revenue	$1,544	$1,677	$1,901	$2,034	$7,156	$1,503	$1,484	$1,589	$1,631	$6,207

Adjusted EBITDA by segment
Payments & Network	$3	$19	$111	$105	$238	$2	$1	$6	$6	$15
Digital Banking	54	55	52	52	213	58	53	60	55	226
Self-Service Banking	137	140	155	148	580	117	111	154	141	523
Retail	98	121	104	119	442	61	73	129	127	390
Hospitality	36	39	44	39	158	10	25	37	43	115
Corporate and Other	(67)	(89)	(109)	(104)	(369)	(59)	(61)	(135)	(111)	(366)
Eliminations	(3)	(4)	(5)	(6)	(18)	(1)	(1)	(2)	(3)	(7)
Total Adjusted EBITDA	$258	$281	$352	$353	$1,244	$188	$201	$249	$258	$896